Governing Statutes and Nature of Operations	12 Months Ended
Mar. 31, 2026
Corporate information and statement of IFRS compliance [abstract]
Governing statutes and nature of operations	GOVERNING STATUTES AND NATURE OF OPERATIONS
Alithya Group inc. (together with its subsidiaries, “Alithya” or the “Company”) is a professional services firm providing IT services and solutions through the optimal use of digital technologies in the areas of strategic consulting, enterprise transformation and business enablement.
The Company’s Class A subordinate voting shares (the “Subordinate Voting Shares”) trade on the Toronto Stock Exchange (“TSX”) under the symbol “ALYA”.
The Company’s head office is located at 700, René-Lévesque West Blvd, Suite 400, Montréal, Québec, Canada, H3B 1X8.